Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2008

RS International Growth Fund

Effective immediately, John F. Carnegie, Joseph M. Faraday, Paul Faulkner, Christopher C. Huckle, and R. Robin Menzies are members of the investment management team of RS International Growth Fund.

Messrs. Carnegie, Faraday, Huckle, and Menzies are currently members of the investment management team and information regarding them is set forth in the section “Portfolio Managers” beginning on page 109 of the Prospectus. Information regarding Dr. Faulkner is added to the section “Portfolio Managers” as follows:

Paul Faulkner

Paul Faulkner (BG) has been a member of the investment management team of RS International Growth Fund since June 2008. He joined Baillie Gifford in 2000 and since then has had experience with both the United Kingdom and European investment teams. Dr. Faulkner holds a BSc in geology from Edinburgh University, an MSc in petroleum geo-science from Imperial College, and a PhD in geology/geophysics from Cambridge University.

Effective immediately, Michael M.W.R. MacPhee is no longer a member of the investment management team of RS International Growth Fund. All references to Mr. MacPhee are hereby removed.

RS MidCap Opportunities Fund

Effective July 31, 2008, Stephen J. Bishop, Melissa Chadwick-Dunn, John H. Seabern, Allison K. Thacker, and D. Scott Tracy are co-portfolio managers of RS MidCap Opportunities Fund.

Mr. Seabern is currently a co-portfolio manager of the Fund and information regarding Mr. Seabern is set forth in the section “Portfolio Managers” beginning on page 109 of the Prospectus. Information regarding Messrs. Bishop and Tracy and Mmes. Chadwick-Dunn and Thacker in the section “Portfolio Managers” is amended to add that each of them has been a co-portfolio manager of RS MidCap Opportunities Fund since June 2008.

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of the Fund. All references to Mr. Wallace are hereby removed.

RS Growth Fund

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of RS Growth Fund. John H. Seabern remains as portfolio manager of the Fund. All references to Mr. Wallace are hereby removed.

RS Equity Dividend Fund

Effective immediately, the fund summary of RS Equity Dividend Fund on page 56 has been amended to include the following principal risks.

Small and Midsized Companies Risk

Small and midsized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or midsized companies and may be newly organized.

RS Technology Fund and RS Global Natural Resources Fund

The name of the S&P GSTI™ Composite Index has changed to the S&P North American Technology Sector Index™. The name of the S&P GSSI™ Natural Resources Index has changed to the S&P North American Natural Resources Sector Index™. References to these indexes on pages 24 and 41 are changed accordingly.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) Dated May 1, 2008

RS MidCap Opportunities Fund

Effective July 31, 2008, Stephen J. Bishop, Melissa Chadwick-Dunn, John H. Seabern, Allison K. Thacker, and D. Scott Tracy are co-portfolio managers of RS MidCap Opportunities Fund.

Mr. Seabern is currently a co-portfolio manager of the Fund and information regarding Mr. Seabern is set forth in the section “Portfolio Managers” beginning on page 53 of the Prospectus. Information regarding Messrs. Bishop and Tracy and Mmes. Chadwick-Dunn and Thacker in the section “Portfolio Managers” is amended to add that each of them has been a co-portfolio manager of RS MidCap Opportunities Fund since 2008.

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of the Fund. All references to Mr. Wallace are hereby removed.

RS Growth Fund

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of RS Growth Fund. John H. Seabern remains as portfolio manager of the Fund. All references to Mr. Wallace are hereby removed.

RS Equity Dividend Fund

Effective immediately, the fund summary of RS Equity Dividend Fund on page 40 has been amended to include the following principal risks.

Small and Midsized Companies Risk

Small and midsized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or midsized companies and may be newly organized.

RS Technology Fund and RS Global Natural Resources Fund

The name of the S&P GSTI™ Composite Index has changed to the S&P North American Technology Sector Index™. The name of the S&P GSSI™ Natural Resources Index has changed to the S&P North American Natural Resources Sector Index™. References to these indexes on pages 16 and 32 are changed accordingly.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2008 (“ABCK Prospectus”),

Prospectus (Class Y shares) Dated May 1, 2008 (“Class Y Prospectus”), and

Statement of Additional Information Dated May 1, 2008 (“SAI”)

RS MidCap Opportunities Fund (the “Fund”)

Effective July 31, 2008, Stephen J. Bishop, Melissa Chadwick-Dunn, John H. Seabern, Allison K. Thacker, and D. Scott Tracy are co-portfolio managers of RS MidCap Opportunities Fund.

Mr. Seabern is currently a co-portfolio manager of the Fund and information regarding Mr. Seabern is set forth in the section “Portfolio Managers” of the ABCK Prospectus and the Class Y Prospectus. Information regarding Messrs. Bishop and Tracy and Mmes. Chadwick-Dunn and Thacker in the section “Portfolio Managers” of the ABCK Prospectus and the Class Y Prospectus is amended to add that each of them has been a co-portfolio manager of RS MidCap Opportunities Fund since 2008.

The sub-section entitled “Portfolio Managers” in the “INVESTMENT ADVISORY AND OTHER SERVICES” section of the SAI is amended to include the following information under the sub-heading indicated.

Under “Ownership of Fund Shares” on page 82, the table that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers is updated to include the following information, which is stated as of May 31, 2008:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Stephen J. Bishop	RS MidCap Opportunities Fund	None
Melissa Chadwick-Dunn	RS MidCap Opportunities Fund	$100,001- $500,000
Allison K. Thacker	RS MidCap Opportunities Fund	None
D. Scott Tracy	RS MidCap Opportunities Fund	None

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of the Fund. All references to Mr. Wallace are hereby removed.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2008 and

Prospectus (Class Y shares) Dated May 1, 2008

RS Growth Fund

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of RS Growth Fund. John H. Seabern remains as portfolio manager of the Fund. All references to Mr. Wallace are hereby removed.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008 (“SAI”)

The sub-section entitled “Portfolio Managers” in the “INVESTMENT ADVISORY AND OTHER SERVICES” section of the SAI is amended to include the following information under the sub-heading indicated.

Under “Ownership of Fund Shares” on page 82, the table that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers is updated to include the following information, which is stated as of May 31, 2008:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Stephen J. Bishop	RS MidCap Opportunities Fund	None
Melissa Chadwick-Dunn	RS MidCap Opportunities Fund	$100,001- $500,000
Paul Faulkner	RS International Growth Fund	None
Allison K. Thacker	RS MidCap Opportunities Fund	None
D. Scott Tracy	RS MidCap Opportunities Fund	None

Under “Other Accounts” on page 83, the table that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts is updated to include the following information, which is stated as of May 31, 2008:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Paul Faulkner	0	$0	2	$583,442	33	$4,143,060

June 20, 2008